RELATED PARTY TRANSACTIONS (Amounts Due to Related Parties) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due to related parties	127,910,270	97,010,163
Expedia (refer to a1) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	11,103,575	25,908,342
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,060,024	769,636
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	532,450	532,450
Egencia Cayman (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	9,141,600	18,290,700
EAN (refer to a4) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	103,745,323	31,950,021
TripAdvisor China (refer to b1) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		335,337
Kuxun (refer to b2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		288,905
Tencent (refer to c2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	351,388	417,602
2012 Affiliate Company (refer to e) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	62,211	311,025
2014 Acquired Company (refer to f) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		17,768,819
Others [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,913,699	437,326